Capital Structure - Conversion Rights (Details) - Class A-1 - Virtu Financial, LLC and subsidiaries $ in Millions	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013
Capital Structure
Conversion ratio to convert from Class A-1 to Class A-2	1	1
Minimum
Capital Structure
Threshold of gross proceeds raised from an initial public offering for a qualified IPO	$ 250.0
Number of times the invested amount to determine the valuation of the entity	1.75